Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GPS Funds I
Entity Central Index Key	0001131042
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Large Cap Core Fund
Class Name	Service Shares
Trading Symbol	GMLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Large Cap Core Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$87	0.85%
[1]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 3.85%, underperforming the Russell 1000 Index at 7.82%. As part of the Fund’s equal weighted three-factor approach, exposure to the quality and value factors were the largest detractors from the Fund’s relative performance for the period. Security selection within the Consumer  Discretionary sector had a negative impact, driven by the Fund’s factor-based investment approach. This included a relative underweight position in Tesla, which experienced large gains in the latter half of 2024.

Top Contributors
↑	Exposure to momentum factor
↑	Security selection within the Information Technology sector

Top Detractors
↓	Exposure to value and quality factors
↓	Security selection within the Consumer Discretionary sector including an underweight to Tesla

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark Large Cap Core Fund Service Shares	3.85	18.02	10.78
Russell 3000 Index**	7.22	18.18	11.80
Russell 1000 Index	7.82	18.47	12.18
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 717,906,673
Holdings Count | $ / shares	601
Advisory Fees Paid, Amount	$ 3,225,710
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$717,906,673
Number of Holdings	601
Net Advisory Fee	$3,225,710
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
Apple, Inc.	6.1%
Microsoft Corp.	5.1%
NVIDIA Corp.	4.9%
Amazon.com, Inc.	3.2%
Alphabet, Inc.	3.1%
Vanguard S&P 500 ETF	3.0%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.3%
Broadcom, Inc.	1.2%

Top Sectors	(%)[3]
Information Technology	28.1%
Financials	14.7%
Consumer Discretionary	12.4%
Health Care	9.9%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.6%
Energy	2.8%
Utilities	1.7%
Cash & Other	6.0%
[3],[4]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Emerging Markets Fund
Class Name	Service Shares
Trading Symbol	GMLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Emerging Markets Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$139	1.34%
[5]
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 7.07%, underperforming the MSCI Emerging Markets Index at 8.65%. As part of the Fund’s equal weighted three-factor approach, exposure to the momentum and quality factors were the largest detractors from the Fund’s relative performance for the period. The Fund also saw negative impacts from security selection in China, which was driven by the Fund’s factor-based investment approach. Chinese markets experienced a major rally during the period after lagging over the prior year, and this led to challenges for the momentum factor within China.

Top Contributors
↑	Exposure to value factor
↑	Security selection in Korea

Top Detractors
↓	Exposure to momentum and quality factors
↓	Security selection in China

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark Emerging Markets Fund Service Shares	7.07	8.25	4.13
MSCI Emerging Markets Index	8.65	8.38	4.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 44,597,180
Holdings Count | $ / shares	479
Advisory Fees Paid, Amount	$ 94,673
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$44,597,180
Number of Holdings	479
Net Advisory Fee	$94,673
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	3.0%
iShares MSCI Saudi Arabia ETF	3.0%
Samsung Electronics Co. Ltd.	2.4%
iShares Core MSCI Emerging Markets ETF	1.5%
China Construction Bank Corp.	1.2%
MediaTek, Inc.	1.2%
Xiaomi Corp.	1.0%
Meituan	1.0%

Top Sectors	(%)[3]
Financials	24.0%
Information Technology	22.1%
Consumer Discretionary	14.4%
Communication Services	9.3%
Consumer Staples	7.3%
Industrials	6.7%
Energy	4.1%
Health Care	3.2%
Materials	2.8%
Cash & Other	6.1%

Top Ten Countries	(%)
China	30.4%
Taiwan	16.6%
India	16.1%
South Korea	10.8%
United States	8.0%
Brazil	4.8%
South Africa	3.6%
Mexico	1.8%
Hong Kong	1.4%
Cash & Other	6.5%
[6],[7]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Small/Mid Cap Core Fund
Class Name	Service Shares
Trading Symbol	GMSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Small/Mid Cap Core Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$105	1.07%
[8]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned -3.51%, underperforming the Russell 2500 Index at -3.11%. As part of the Fund’s equal weighted three-factor approach, exposure to the quality and value factors were the largest detractors from the Fund’s relative performance for the period. The Fund also saw negative impacts from sector positioning relative to the benchmark, including underweight exposures to the real estate and utilities sectors, all driven by the Fund’s factor-based investment approach.

Top Contributors
↑	Exposure to momentum factor
↑	Security selection within Health Care and Technology sectors

Top Detractors
↓	Exposure to value and quality factors
↓	Underweight to Real Estate and Utilities sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark Small/Mid Cap Core Fund Service Shares	-3.51	16.48	7.21
Russell 3000 Index**	7.22	18.18	11.80
Russell 2500 Index	-3.11	14.91	7.46
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 89,890,533
Holdings Count | $ / shares	1,408
Advisory Fees Paid, Amount	$ 525,360
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$89,890,533
Number of Holdings	1,408
Net Advisory Fee	$525,360
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
Vanguard Extended Market ETF	3.3%
Corcept Therapeutics, Inc.	0.4%
Casey’s General Stores, Inc.	0.4%
Sprouts Farmers Market, Inc.	0.4%
EMCOR Group, Inc.	0.4%
BJ’s Wholesale Club Holdings, Inc.	0.4%
Exelixis, Inc.	0.4%
Robinhood Markets, Inc.	0.4%
Snap-on, Inc.	0.4%
Tapestry, Inc.	0.4%

Top Sectors	(%)[3]
Financials	19.4%
Industrials	18.0%
Consumer Discretionary	14.7%
Health Care	12.0%
Information Technology	11.8%
Consumer Staples	5.4%
Real Estate	4.4%
Materials	3.8%
Energy	3.0%
Cash & Other	7.5%
[10],[11]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark World ex-US Fund
Class Name	Service Shares
Trading Symbol	GMWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark World ex-US Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$114	1.10%
[12]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 7.29%, outperforming the MSCI World ex-USA Index at 5.86%. As part of the Fund’s equal weighted three-factor approach, exposure to the momentum and value factors were the largest contributors to the Fund’s relative performance for the period. Relative performance also benefited from security selection in Japan, which was driven by the Fund’s factor-based investment approach.

Top Contributors
↑	Exposure to momentum and value factors
↑	Security selection in Japan

Top Detractors
↓	Exposure to quality factor
↓	Overweight to Consumer Discretionary sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark World ex-US Fund Service Shares	7.29	11.70	4.81
MSCI World ex-USA Index	5.86	12.74	6.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 116,043,272
Holdings Count | $ / shares	492
Advisory Fees Paid, Amount	$ 472,748
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$116,043,272
Number of Holdings	492
Net Advisory Fee	$472,748
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
iShares MSCI EAFE ETF	1.7%
Roche Holding AG	1.2%
AstraZeneca PLC	1.1%
Novartis AG	1.0%
SAP SE	1.0%
Novo Nordisk AS - Class B	1.0%
ASML Holding NV	0.9%
HSBC Holdings PLC	0.9%
Nestle SA	0.8%
Shell PLC	0.8%

Top Sectors	(%)[3]
Financials	25.0%
Industrials	17.2%
Consumer Discretionary	11.5%
Health Care	11.0%
Consumer Staples	9.5%
Information Technology	7.5%
Energy	5.3%
Communication Services	4.5%
Materials	3.0%
Cash & Other	5.5%

Top Ten Countries	(%)
Japan	18.4%
United Kingdom	12.0%
Canada	11.0%
France	10.1%
Germany	10.0%
Switzerland	7.1%
Australia	4.6%
Netherlands	4.0%
Italy	3.4%
Cash & Other	19.4%
[13],[14]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Core Fixed Income Fund
Class Name	Service Shares
Trading Symbol	GMCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuideMark Core Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$96	0.94%
[15]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 4.25%,  underperforming the Bloomberg  U.S Aggregate Bond Index at 4.88%. While security selection within  financials and industrials sectors contributed to performance during the period, yield curve and duration positioning was a detractor as rates remained volatile in the period as was the allocation to Treasury Inflation Protected Securities (TIPS).

Top Contributors
↑	Corporate Credit
↑	Agency Mortgage Backed Securities

Top Detractors
↓	Duration Effect
↓	Yield Curve Effect
↓	TIPS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuideMark Core Fixed Income Fund Service Shares	4.25	-0.43	0.97
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 167,342,560
Holdings Count | $ / shares	882
Advisory Fees Paid, Amount	$ 609,149
Investment Company Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$167,342,560
Number of Holdings	882
Net Advisory Fee	$609,149
Portfolio Turnover	191%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
U.S. Treasury Notes	21.4%
Federal National Mortgage Association	19.8%
U.S. Treasury Bonds	14.2%
Government National Mortgage Association	6.0%
Federal Home Loan Mortgage Corp.	5.4%
JPMorgan U.S. Government Money Market Fund	1.5%
JPMorgan Chase & Co.	1.1%
Bank of America Corp.	0.8%
Progress Residential Trust	0.8%
CSMC Trust	0.8%

Security Type	(%)
U.S. Treasury Securities	35.6%
Mortgage-Backed Securities	31.2%
Corporate Obligations	20.0%
Collateralized Mortgage Obligations	13.2%
Asset-Backed Securities	6.2%
Foreign Government Debt Obligations	1.8%
Municipal Bonds	1.2%
Interest Rate Swaps Contracts	0.2%
Futures Contracts	0.0%[3]
Cash & Other	-9.2%
[16],[17]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds

[1]
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[2]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[3]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[4]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Reflects contractual and voluntary fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[7]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[9]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[10]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[11]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
*	Reflects contractual and voluntary fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[14]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[17]
3	Amount calculated is less than 0.01%.